PACIFIC SELECT SEPARATE ACCOUNT

The 2012 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

	Variable Accounts
	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth LT	Main Street® Core
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I	$258,829
High Yield Bond Portfolio Class I		$376,262
Inflation Managed Portfolio Class I			$760,888
Managed Bond Portfolio Class I				$1,019,546
Equity Index Portfolio Class I					$1,022,443
Growth LT Portfolio Class I						$337,151
Main Street Core Portfolio Class I							$484,092
Total Assets	258,829	376,262	760,888	1,019,546	1,022,443	337,151	484,092
LIABILITIES
Payables:
Mortality and expense risk fees	146	206	427	567	551	183	257
Other	45	121	167	356	133	5	52
Total Liabilities	191	327	594	923	684	188	309
NET ASSETS	$258,638	$375,935	$760,294	$1,018,623	$1,021,759	$336,963	$483,783
Units Outstanding	12,460	7,912	14,734	19,183	22,025	8,198	9,993
Accumulation Unit Value	$20.76	$47.51	$51.60	$53.10	$46.39	$41.10	$48.41
Cost of Investments	$258,859	$381,247	$833,881	$1,009,513	$907,921	$449,509	$498,660
Shares Owned in each Portfolio	25,664	62,500	74,372	90,291	34,595	26,968	26,269

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
ASSETS
Investments in mutual funds, at value:
Small-Cap Growth Portfolio Class I	$18,693
Small-Cap Index Portfolio Class I		$729,232
Emerging Markets Portfolio Class I			$439,345
International Value Portfolio Class I				$520,828
Receivables:
Due from Pacific Life Insurance Company	-	-	-	238
Total Assets	18,693	729,232	439,345	521,066
LIABILITIES
Payables:
Mortality and expense risk fees	10	388	234	277
Other	11	117	40	-
Total Liabilities	21	505	274	277
NET ASSETS	$18,672	$728,727	$439,071	$520,789
Units Outstanding	1,441	50,367	14,286	25,050
Accumulation Unit Value	$12.95	$14.47	$30.74	$20.79
Cost of Investments	$21,165	$673,358	$495,627	$772,712
Shares Owned in each Portfolio	2,033	62,416	33,522	59,496

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	Variable Accounts

	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth LT	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments	$3	$13,860	$17,799	$27,625	$2,853	$539	$-
EXPENSES
Mortality and expense risk fees	898	1,284	2,682	3,534	3,572	1,186	1,667
Net Investment Income (Loss)	(895)	12,576	15,117	24,091	(719)	(647)	(1,667)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(6)	105	2,469	421	11,611	1,009	847
Capital gain distributions from mutual fund investments	-	-	123,609	1,140	-	118,306	20,974
Realized Gain (Loss)	(6)	105	126,078	1,561	11,611	119,315	21,821
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	3	9,315	(101,332)	27,274	76,175	(89,649)	19,184
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($898)	$21,996	$39,863	$52,926	$87,067	$29,019	$39,338

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$399	$-	$4,223
EXPENSES
Mortality and expense risk fees	84	2,561	1,617	1,873
Net Investment Income (Loss)	(84)	(2,162)	(1,617)	2,350
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,399	(2,188)	6,936	(1,953)
Capital gain distributions from mutual fund investments	2,614	11,871	48,474	-
Realized Gain (Loss)	5,013	9,683	55,410	(1,953)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(2,325)	47,165	(16,935)	16,451
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,604	$54,686	$36,858	$16,848

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Cash Management		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($895)	($2,022)	$12,576	$39,405	$15,117	$41,301
Realized gain (loss)	(6)	(554)	105	5,482	126,078	32,616
Change in net unrealized appreciation (depreciation) on investments	3	553	9,315	(31,865)	(101,332)	4,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(898)	(2,023)	21,996	13,022	39,863	78,254
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	6,311	(75,026)	15,798	(144,800)	(16,128)	19,569
Policy maintenance charges	(1,981)	(4,375)	(2,357)	(4,742)	(3,316)	(6,700)
Policy benefits and terminations	-	(117)	(12,866)	(1,611)	(27,316)	(1,472)
Other	1,569	(6,923)	(2,806)	(1,877)	(7,545)	(5,073)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,899	(86,441)	(2,231)	(153,030)	(54,305)	6,324
NET INCREASE (DECREASE) IN NET ASSETS	5,001	(88,464)	19,765	(140,008)	(14,442)	84,578
NET ASSETS
Beginning of Year or Period	253,637	342,101	356,170	496,178	774,736	690,158
End of Year or Period	$258,638	$253,637	$375,935	$356,170	$760,294	$774,736

	Managed Bond		Equity Index		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,091	$53,773	($719)	$22,994	($647)	$1,260
Realized gain	1,561	34,445	11,611	6,785	119,315	18,767
Change in net unrealized appreciation (depreciation) on investments	27,274	(58,066)	76,175	(18,224)	(89,649)	(36,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,926	30,152	87,067	11,555	29,019	(16,558)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	136	-	-	-	-
Transfers between variable and fixed accounts, net	(2,476)	169,508	(251)	(7,000)	(630)	(206,838)
Policy maintenance charges	(5,661)	(11,236)	(3,112)	(6,197)	(836)	(1,743)
Policy benefits and terminations	(12,980)	-	(29,507)	-	-	-
Other	(8,879)	(4,553)	(7,238)	(4,838)	120	89
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(29,996)	153,855	(40,108)	(18,035)	(1,346)	(208,492)
NET INCREASE (DECREASE) IN NET ASSETS	22,930	184,007	46,959	(6,480)	27,673	(225,050)
NET ASSETS
Beginning of Year or Period	995,693	811,686	974,800	981,280	309,290	534,340
End of Year or Period	$1,018,623	$995,693	$1,021,759	$974,800	$336,963	$309,290

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011	Period Ended June 30, 2012 (1)	Year Ended December 31, 2011

	Main Street Core		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,667)	$2,609	($84)	($219)	($2,162)	($449)
Realized gain (loss)	21,821	36,254	5,013	4,363	9,683	(701)
Change in net unrealized appreciation (depreciation) on investments	19,184	(39,388)	(2,325)	(5,298)	47,165	(38,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,338	(525)	2,604	(1,154)	54,686	(39,444)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	167	-	-	-	-
Transfers between variable and fixed accounts, net	3,047	4,297	(120)	6,725	(590)	109,796
Policy maintenance charges	(1,772)	(3,729)	(157)	(460)	(3,346)	(6,617)
Policy benefits and terminations	-	-	(14,002)	-	(13,693)	(1,800)
Other	(2,646)	229	(1,630)	(676)	(4,844)	(3,766)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,371)	964	(15,909)	5,589	(22,473)	97,613
NET INCREASE (DECREASE) IN NET ASSETS	37,967	439	(13,305)	4,435	32,213	58,169
NET ASSETS
Beginning of Year or Period	445,816	445,377	31,977	27,542	696,514	638,345
End of Year or Period	$483,783	$445,816	$18,672	$31,977	$728,727	$696,514

	Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,617)	$7,109	$2,350	$50,075
Realized gain (loss)	55,410	2,125	(1,953)	(21,624)
Change in net unrealized appreciation (depreciation) on investments	(16,935)	(97,753)	16,451	(101,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,858	(88,519)	16,848	(73,388)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	-	-
Transfers between variable and fixed accounts, net	(1,664)	282,149	(3,297)	(158,380)
Policy maintenance charges	(2,022)	(4,089)	(2,363)	(5,324)
Policy benefits and terminations	(36,707)	-	-	-
Other	(7,345)	(4,514)	(2,864)	(4,163)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(47,738)	273,546	(8,524)	(167,867)
NET INCREASE (DECREASE) IN NET ASSETS	(10,880)	185,027	8,324	(241,255)
NET ASSETS
Beginning of Year or Period	449,951	264,924	512,465	753,720
End of Year or Period	$439,071	$449,951	$520,789	$512,465

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
Cash Management
01/01/2012 - 06/30/2012 (Unaudited) (4)	$20.76	12,460	$258,638	0.00%	0.70%	(0.35%	)
2011	20.83	12,177	253,637	0.00%	0.70%	(0.70%	)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%	)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%	)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
High Yield Bond
01/01/2012 - 06/30/2012 (Unaudited)	$47.51	7,912	$375,935	7.57%	0.70%	6.20%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%	)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
Inflation Managed
01/01/2012 - 06/30/2012 (Unaudited)	$51.60	14,734	$760,294	4.66%	0.70%	5.34%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%	)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
Managed Bond
01/01/2012 - 06/30/2012 (Unaudited)	$53.10	19,183	$1,018,623	5.49%	0.70%	5.37%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%	)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
Equity Index
01/01/2012 - 06/30/2012 (Unaudited)	$46.39	22,025	$1,021,759	0.56%	0.70%	8.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%	)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
Growth LT
01/01/2012 - 06/30/2012 (Unaudited)	$41.10	8,198	$336,963	0.32%	0.70%	9.34%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%	)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%	)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
Main Street Core
01/01/2012 - 06/30/2012 (Unaudited)	$48.41	9,993	$483,783	0.00%	0.70%	8.63%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%	)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%	)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
Small-Cap Growth
01/01/2012 - 06/30/2012 (Unaudited)	$12.95	1,441	$18,672	0.00%	0.70%	6.49%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%	)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%	)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
Small-Cap Index
01/01/2012 - 06/30/2012 (Unaudited)	$14.47	50,367	$728,727	0.11%	0.70%	7.83%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%	)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%	)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%	)

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
Emerging Markets
01/01/2012 - 06/30/2012 (Unaudited)	$30.74	14,286	$439,071	0.00%	0.70%	7.68%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%	)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%	)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
International Value
01/01/2012 - 06/30/2012 (Unaudited)	$20.79	25,050	$520,789	1.58%	0.70%	3.29%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%	)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%	)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk ("M&E") fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invest. Such distributions have no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
(4)	Investment income ratio for the Cash Management Variable Account represents less than 0.005%.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2012 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 3) as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund's Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund's Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund's Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2012, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, from the Fund based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2012 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$10,719	$5,713	Main Street Core	$32,410	$14,433
High Yield Bond	30,045	19,670	Small-Cap Growth	3,415	16,800
Inflation Managed	143,548	59,103	Small-Cap Index	13,175	25,882
Managed Bond	31,401	36,103	Emerging Markets	50,130	51,009
Equity Index	2,853	43,598	International Value	7,137	13,316
Growth LT	119,849	3,504

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2012, the Variable Accounts' holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2012 and for the year ended December 31, 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	531	(248)	283	334	(4,466)	(4,132)
High Yield Bond	343	(392)	(49)	55	(3,483)	(3,428)
Inflation Managed	46	(1,128)	(1,082)	551	(385)	166
Managed Bond	57	(631)	(574)	3,597	(448)	3,149
Equity Index	-	(870)	(870)	360	(769)	(409)
Growth LT	20	(50)	(30)	115	(5,148)	(5,033)
Main Street Core	240	(250)	(10)	263	(231)	32
Small-Cap Growth	40	(1,228)	(1,188)	651	(201)	450
Small-Cap Index	45	(1,590)	(1,545)	7,873	(1,075)	6,798
Emerging Markets	39	(1,518)	(1,479)	8,508	(304)	8,204
International Value	111	(523)	(412)	980	(7,907)	(6,927)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Report

as of June 30, 2012

• Pacific Select

  Separate Account of

  Pacific Life Insurance Company

Form No.	15-21759-13